RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (18,001)	$ (21,416)
Additional provisions in the period	(10,500)	(9,624)
Recoveries of amounts previously reserved	8,497	7,477
Write-offs	3,725	2,120
Accounts receivables, Allowance for Credit loss, Acquisition	179	36
Balance sheet reclassifications	(1,405)	2,256
Foreign exchange impact	(497)	1,150
Allowance for expected credit losses to grower advances at end of period	$ (18,360)	$ (18,001)